Share capital and other reserves - Nature and purpose of other reserves (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital and other reserves
Share based payment reserve	£ 21,140	£ 22,359
Foreign currency translation reserve	1,484	8,365	£ (85)
Warrant reserve	9,292	9,292	8,558
Merger reserve	54,841	54,841	54,841
Other reserves	£ 86,757	£ 94,857	£ 63,314